Subsequent event (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Gross proceeds		$ 7,066	$ 10,091
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Received net proceeds	$ 3,863
Nonadjusting event [member] | ATM [member]
IfrsStatementLineItems [Line Items]
Issuances generated net cash proceeds	$ 895
Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Issued common shares | shares	7,181,143
Common shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Issued Common stock | shares	7,000,000
Price per share issued | $ / shares	$ 0.60
Gross proceeds	$ 4,200